Convertible Notes Payable, Net - Schedule of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 1,015,000
Less: debt issuance costs	(380,991)
Convertible notes payable, net	634,009
June 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	312,500
Additional June 2024 Notes [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	62,500
August 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	515,000
September 2024 Note [Member]
Schedule of Convertible Notes Payable [Line Items]
Convertible notes payable	$ 125,000